Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Net income :	$ 6,460	$ 6,037
Other comprehensive income:
Unrealized gain on currency translation adjustments	176	2,133
Other comprehensive income :	176	2,133
Comprehensive income	$ 6,636	$ 8,170